CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES	$ 454,271	$ 357,565	$ 206,107
COST OF REVENUES	73,485	53,592	30,849
GROSS PROFIT	380,786	303,973	175,258
OPERATING EXPENSES:
Research and development	12,425	9,532	9,467
Sales and marketing	160,576	119,353	86,532
General and administrative	9,931	8,411	6,418
Other income	0	(800)	0
TOTAL OPERATING EXPENSES	182,932	136,496	102,417
INCOME FROM OPERATIONS	197,854	167,477	72,841
Finance income, net	3,612	525	3,291
INCOME BEFORE TAXES	201,466	168,002	76,132
INCOME TAXES	39,946	2,928	1,107
NET INCOME	161,520	165,074	75,025
Add: Loss (net income) attributable to non-controlling interests	0	(103)	5
NET INCOME ATTRIBUTABLE TO INMODE LTD	$ 161,520	$ 164,971	$ 75,030
NET INCOME PER SHARE:
Basic	$ 1.96	$ 2.03	$ 1.04
Diluted	$ 1.89	$ 1.92	$ 0.89
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF NET INCOME PER SHARE
Basic	82,482,090	81,444,938	72,114,364
Diluted	85,403,714	86,017,203	84,184,598